Consolidated Statements of Operations - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Statement [Abstract]
General and administrative costs	$ 162,602	$ 1,281,634
Loss from operations	(162,602)	(1,281,634)
Other income:
Investment income on Trust Account	24,163	4,013,841
Gain (loss) before income tax provision	(138,439)	2,732,207
Provision for income taxes		(800,905)
Net loss	$ (138,439)	$ 1,931,302
Weighted average shares outstanding of common stock, basic and diluted-Public Shares	6,260,292	28,771,000
Basic and diluted net loss per share, Public Shares	$ (0.01)	$ 0.05
Weighted average shares outstanding of common stock, basic and diluted-Founders Shares	6,413,684	7,140,000
Basic and diluted net loss per share, Founder Shares	(0.01)	0.05